Analysis of changes in financing during the year (Details) £ in Millions, $ in Billions	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2017 GBP (£)	Dec. 31, 2016 USD ($)	Dec. 31, 2016 GBP (£)	Dec. 31, 2015 USD ($)	Dec. 31, 2015 GBP (£)
At 1 January		£ 49,404		£ 54,147
Issue of ordinary shares		306		300		£ 307
Issue of Additional Tier 1 capital notes				2,046		2,012
Redemption of paid-in equity		(720)		(110)		(150)
Redemption of subordinated liabilities		(5,747)		(3,606)		(3,047)
Net cash flows from financing activities		(8,208)		(5,107)		(940)
Conversion of B shares | $	$ 1.1		$ 1.5		$ 1.9
Redemption of debt preference shares		748
Redemption of equity preference shares				(1,160)		(1,214)
At 31 December		49,093		49,404		54,147
Share capital, share premium, paid-in equity and merger reserve
At 1 January		52,979		50,577		45,935
Issue of ordinary shares		306		300		307
Issue of Additional Tier 1 capital notes				2,046		2,012
Redemption of paid-in equity		(720)		(110)		(150)
Net cash flows from financing activities		(414)		2,236		2,169
Transfer to retained earnings		(25,789)
Conversion of B shares						4,590
Redemption of debt preference shares		748
Redemption of equity preference shares						(1)
Transfer of merger reserve to retained earnings						(2,341)
Other adjustments including foreign exchange		196
At 31 December		27,791		52,979		50,577
Employee share schemes | Share capital, share premium, paid-in equity and merger reserve
Issue of ordinary shares		£ 71		£ 166		£ 225